Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		Jun. 30, 2026	Dec. 31, 2025
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	[1]	9,000,000,000	9,000,000,000
Ordinary shares, shares issued (in Shares)	[1]	3,871,000	3,571,078
Ordinary shares, shares outstanding (in Shares)	[1]	3,871,000	3,571,078
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	[1]	1,000,000,000	1,000,000,000
Ordinary shares, shares issued (in Shares)	[1]	4,000,000	4,000,000
Ordinary shares, shares outstanding (in Shares)	[1]	4,000,000	4,000,000

[1]	The share information is presented on a retrospective basis to reflect the shares reclassification and shares increase. (Note 1)